INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of deferred income tax assets
	December 31, 2019	December 31, 2018

Net operating loss carry-forward	$23,972	$15,337
Less: valuation allowance	(23,972)	(15,337)
Net deferred income tax asset	$–	$-

Schedule of components of provision for income taxes

	December 31, 2019	December 31, 2018

Net loss before income taxes per financial statements	$(41,119)	(20,469)
Income tax rate	21%	21%
Income tax benefit at statutory rate	(8,635)	(4,298)
Non-utilized net operating losses	8,635	4,298
Provision for income taxes	$–	-